Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement of Financial Position [Abstract]
Pledged as collateral for credit	$ 15	$ 15	$ 35
Accounts receivable, net of allowance	$ 569	$ 573	$ 87
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000	5,000	5,000
Preferred stock, shares issued	2	2
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000	100,000	100,000
Common stock, shares issued	62,648	52,571	49,468
Common stock, shares outstanding	62,063	51,986	48,923